INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Cost of licenses disposed	$ 120,000
Accumulated amortization of licenses disposed	92,446
Proceeds From Disposal	35,000
Gain (Loss) on Disposition of Intangible Assets	7,446
Received On Deposit		$ 10,000
Amortization expense from intangible assets	1,658,628	1,607,574
Amortization of intangible assets allocated to inventory	9,091	9,091
Goodwill	$ 28,541,323	$ 28,541,323